INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2022
Intangible Assets Net
SCHEDULE OF RECONCILIATION OF CHANGES IN INTANGIBLE ASSETS

	Capitalized Software Development	Software Acquired	Total
	USD	USD	USD
At 31 March 2022:
Cost:
At 1 April 2021	10,367,531	6,500,087	16,867,618
Adjustment for foreign exchange	3	154	157
Additions	3,173,309	900,000	4,073,309
Impairment losses recognized	(13,120,089)	(6,500,056)	(19,620,145)
At 31 March 2022	420,754	900,185	1,320,939
Amortization:
At 1 April 2021	(1,196,708)	(825,014)	(2,021,722)
Adjustment for foreign exchange	756	53	809
Charge for the period	(2,446,266)	(1,375,010)	(3,821,276)
Write back on impairment	3,595,400	2,125,017	5,720,417
At 31 March 2022	(46,818)	(74,954)	(121,772)
Net carrying amount:
At 31 March 2022	373,936	825,231	1,199,167

At 31 March 2021:
Cost:
At 1 April 2020	5,169,073	5,500,043	10,669,116
Adjustment for foreign exchange	5,893	(12)	5,881
Reclassification (note 12)	(60,378)	-	(60,378)
Additions	5,252,943	1,000,056	6,252,999
At 31 March 2021	10,367,531	6,500,087	16,867,618
Amortization:
At 1 April 2020	-	-	-
Charge for the period	(1,196,708)	(825,014)	(2,021,722)
At 31 March 2021	(1,196,708)	(825,014)	(2,021,722)
Net carrying amount:
At 31 March 2021	9,170,823	5,675,073	14,845,896